Derivative Financial Instruments and Hedging	6 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging
19.	Derivative Financial Instruments and Hedging

Risk management policy

The Company and its subsidiaries manage interest rate risk through asset-liability management (“ALM”). The Company and its subsidiaries use derivative financial instruments to hedge interest rate risk and avoid changes in interest rates that could have a significant adverse effect on the Company’s results of operations. As a result of interest rate changes, the fair value and/or cash flow of interest sensitive assets and liabilities will fluctuate. However, such fluctuation will generally be offset by using derivative financial instruments as hedging instruments. Derivative financial instruments that the Company and its subsidiaries use as part of the interest risk management include interest rate swaps.

The Company and its subsidiaries utilize foreign currency borrowings, foreign exchange contracts and foreign currency swap agreements to hedge exchange rate risk that are associated with certain transactions and investments denominated in foreign currencies. Similarly, overseas subsidiaries generally structure their liabilities to match the currency-denomination of assets in each region. A certain subsidiary holds option agreements, futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.

By using derivative instruments, the Company and its subsidiaries are exposed to credit risk in the event of nonperformance by counterparties. The Company and its subsidiaries attempt to manage the credit risk by carefully evaluating the content of transactions and the quality of counterparties in advance and regularly monitoring the amount of notional principal, fair value, type of transaction and other factors pertaining to each counterparty.

The Company and its subsidiaries have no derivative instruments with credit-risk-related contingent features as of March 31, 2018 and September 30, 2018.

(a) Cash flow hedges

The Company and its subsidiaries designate interest rate swap agreements, foreign currency swap agreements and foreign exchange contracts as cash flow hedges for variability of cash flows originating from floating rate borrowings and forecasted transactions and for exchange fluctuations.

(b) Fair value hedges

The Company and its subsidiaries use financial instruments designated as fair value hedges to hedge their exposure to interest rate risk and foreign currency exchange risk. The Company and its subsidiaries designate foreign currency swap agreements and foreign exchange contracts to minimize foreign currency exposures on lease receivables, loan receivables, borrowings and others denominated in foreign currency. The Company and its subsidiaries designate interest rate swap to hedge interest rate exposure of the fair values of loan receivables. The Company and certain overseas subsidiaries, which issued medium-term notes or bonds with fixed interest rates, use interest rate swap agreements to hedge interest rate exposure of the fair values of these medium-term notes or bonds. In cases where the medium-term notes were denominated in other than the subsidiaries’ local currencies, foreign currency swap agreements are used to hedge foreign exchange rate exposure.

(c) Hedges of net investment in foreign operations

The Company uses foreign exchange contracts and borrowings and bonds denominated in foreign currencies to hedge the foreign currency exposure of the net investment in overseas subsidiaries.

(d) Derivatives not designated as hedging instruments

The Company and its subsidiaries entered into interest rate swap agreements, futures and foreign exchange contracts for risk management purposes which are not qualified for hedge accounting. A certain subsidiary holds option agreements, futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.

The effect of derivative instruments on the consolidated statements of income, pre-tax, for the six months ended September 30, 2017 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(185)	Finance revenues/Interest expense	¥118	—	¥0

Foreign exchange contracts	(188)	Other (income) and expense, net	(2)	—	0

Foreign currency swap agreements	1,432	Finance revenues/Interest expense/ Other (income) and expense, net	848	Other (income) and expense, net	(111)

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(13)	Finance revenues/Interest expense	¥13	Finance revenues/Interest expense

Foreign exchange contracts	(3,125)	Other (income) and expense, net	3,125	Other (income) and expense, net

Foreign currency swap agreements	990	Other (income) and expense, net	(990)	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(23,576)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(3,705)	—	¥0
Borrowings and bonds in foreign currencies	(10,197)	—	0	—	0

(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥698	Other (income) and expense, net

Futures	(2,511)	Gains on investment securities and dividends Life insurance premiums and related investment income *

Foreign exchange contracts	(14,377)	Gains on investment securities and dividends Life insurance premiums and related investment income * Other (income) and expense, net

Credit derivatives held	(26)	Other (income) and expense, net

Options held/written and other	266	Other (income) and expense, net Life insurance premiums and related investment income *

*

Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2017 (see Note 16 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax, for the six months ended September 30, 2018 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥723	Finance revenues/Interest expense	¥137	—	¥0

Foreign exchange contracts	243	Other (income) and expense, net	10	—	0

Foreign currency swap agreements	(967)	Finance revenues/Interest expense/Other (income) and expense, net	(1,094)	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥1,228	Finance revenues/Interest expense	¥(1,228)	Finance revenues/Interest expense

Foreign exchange contracts	(4,664)	Other (income) and expense, net	4,664	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(1,734)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(115)	—	¥0

Borrowings and bonds in foreign currencies	(22,088)	—	0	—	0

(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥1,147	Other (income) and expense, net

Futures	(2,684)	Gains on investment securities and dividends Life insurance premiums and related investment income *

Foreign exchange contracts	(7,856)	Gains on investment securities and dividends Life insurance premiums and related investment income * Other (income) and expense, net

Credit derivatives held	19	Other (income) and expense, net

Options held/written and other	273	Other (income) and expense, net Life insurance premiums and related investment income *

*

Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2018 (see Note 16 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax, for the three months ended September 30, 2017 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥22	Finance revenues/Interest expense	¥2	—	¥0

Foreign exchange contracts	(54)	—	0	—	0

Foreign currency swap agreements	33	Finance revenues/Interest expense /Other (income) and expense, net	88	Other (income) and expense, net	(33)

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥0	—	¥0	—

Foreign exchange contracts	(1,633)	Other (income) and expense, net	1,633	Other (income) and expense, net

Foreign currency swap agreements	210	Other (income) and expense, net	(210)	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(8,011)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥0	—	¥0
Borrowings and bonds in foreign currencies	(4,707)	—	0	—	0

(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥396	Other (income) and expense, net

Futures	13	Gains on investment securities and dividends Life insurance premiums and related investment income *

Foreign exchange contracts	(11,664)	Gains on investment securities and dividends Life insurance premiums and related investment income * Other (income) and expense, net

Credit derivatives held	(12)	Other (income) and expense, net

Options held/written and other	929	Other (income) and expense, net Life insurance premiums and related investment income *

*

Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended September 30, 2017 (see Note 16 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax, for the three months ended September 30, 2018 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥765	Finance revenues/Interest expense	¥10	—	¥0
Foreign exchange contracts	174	Other (income) and expense, net	(13)	—	0
Foreign currency swap agreements	113	Finance revenues/Interest expense/ Other (income) and expense, net	75	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥535	Finance revenues/Interest expense	¥(535)	Finance revenues/Interest expense
Foreign exchange contracts	(3,272)	Other (income) and expense, net	3,272	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(8,348)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(115)	—	¥0
Borrowings and bonds in foreign currencies	(11,089)	—	0	—	0

(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥639	Other (income) and expense, net
Futures	(1,954)	Gains on investment securities and dividends Life insurance premiums and related investment income *
Foreign exchange contracts	(5,963)	Gains on investment securities and dividends Life insurance premiums and related investment income * Other (income) and expense, net
Credit derivatives held	78	Other (income) and expense, net
Options held/written and other	1,277	Other (income) and expense, net Life insurance premiums and related investment income *

*

Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended September 30, 2018 (see Note 16 “Life Insurance Operations”).

Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2018 and September 30, 2018 are as follows.

March 31, 2018

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥278,850	¥55	Other Assets	¥4,759	Other Liabilities

Futures, foreign exchange contracts	566,583	11,445	Other Assets	2,149	Other Liabilities

Foreign currency swap agreements	70,156	422	Other Assets	3,220	Other Liabilities

Foreign currency long-term debt	396,503	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥19,569	¥272	Other Assets	¥165	Other Liabilities

Options held/written and other *	372,138	7,025	Other Assets	701	Other Liabilities

Futures, foreign exchange contracts *	271,365	2,612	Other Assets	1,298	Other Liabilities

Credit derivatives held	5,459	0	—	108	Other Liabilities

*

The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥40,275 million, futures contracts of ¥38,094 million and foreign exchange contracts of ¥12,140 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2018, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥844 million, ¥182 million and ¥90 million and derivative liabilities includes fair value of the futures and foreign exchange contracts before offsetting of ¥318 million and ¥15 million at March 31, 2018, respectively.

September 30, 2018

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥262,481	¥952	Other Assets	¥3,569	Other Liabilities

Futures, foreign exchange contracts	574,700	697	Other Assets	13,167	Other Liabilities

Foreign currency swap agreements	72,037	1,625	Other Assets	2,091	Other Liabilities

Foreign currency long-term debt	399,765	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥67,286	¥447	Other Assets	¥124	Other Liabilities

Options held/written and other *	530,056	9,412	Other Assets	2,909	Other Liabilities

Futures, foreign exchange contracts *	352,575	365	Other Assets	6,846	Other Liabilities

Credit derivatives held	4,020	0	—	89	Other Liabilities

*

The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥38,813 million, futures contracts of ¥30,718 million and foreign exchange contracts of ¥10,978 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at September 30, 2018, respectively. Derivative assets in the above table includes fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥237 million, ¥45 million and ¥18 million and derivative liabilities includes fair value of the futures and foreign exchange contracts before offsetting of ¥1,918 million and ¥231 million at September 30, 2018, respectively.